Allowance For Credit Losses And Credit Quality	12 Months Ended
Dec. 31, 2012
Allowance For Credit Losses And Credit Quality

NOTE 7 – ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY

A summary of changes in the allowance for credit losses for the covered loan and non-covered loan portfolios for the years ended December 31, 2012, 2011, and 2010 follows.

(Dollars in thousands)	December 31, 2012
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$74,861	$—	$118,900	$193,761

Provision for credit losses before benefit attributable to FDIC loss share agreements	3,804	9,799	91,153	104,756

Benefit attributable to FDIC loss share agreements	—	—	(84,085)	(84,085)

Net provision for credit losses	3,804	9,799	7,068	20,671

Increase in FDIC loss share receivable	—	—	84,085	84,085

Transfer of balance to OREO	—	(826)	(26,343)	(27,169)

Loans charged-off	(9,728)	(179)	(15,153)	(25,060)

Recoveries	5,274	22	19	5,315

Balance, end of period	$74,211	$8,816	$168,576	$251,603

(Dollars in thousands)	December 31, 2011
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$62,460	$—	$73,640	$136,100

Provision for credit losses before benefit attributable to FDIC loss share agreements	19,974	—	63,014	82,988

Benefit attributable to FDIC loss share agreements	—	—	(57,121)	(57,121)

Net provision for credit losses	19,974	—	5,893	25,867

Increase in FDIC loss share receivable	—	—	57,121	57,121
Transfer of balance to OREO	—	—	(17,143)	(17,143)

Loans charged-off	(15,022)	—	(1,137)	(16,159)

Recoveries	7,449	—	526	7,975

Balance, end of period	$74,861	$—	$118,900	$193,761

(Dollars in thousands)	December 31, 2010
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$55,623	$—	$145	$55,768

Provision for credit losses before benefit attributable to FDIC loss share agreements	33,554	—	73,819	107,373

Benefit attributable to FDIC loss share agreements	—	—	(64,922)	(64,922)

Net provision for credit losses	33,554	—	8,897	42,451

Increase in FDIC loss share receivable	—	—	64,922	64,922
Transfer of balance to OREO	—	—	—	—

Loans charged-off	(33,533)	—	(325)	(33,858)

Recoveries	6,816	—	1	6,817

Balance, end of period	$62,460	$—	$73,640	$136,100

A summary of changes in the allowance for credit losses for non-covered loans, by loan portfolio type, for the years ended December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2012
Allowance for credit losses
Balance, beginning of period	$35,604	$25,705	$12,655	$897	$—	$74,861
(Reversal of) Provision for loan losses	1,786	4,021	5,218	2,578	—	13,603
Transfer of balance to OREO	(292)	—	(9)	(525)	—	(826)
Loans charged off	(2,000)	(1,116)	(5,928)	(863)	—	(9,907)
Recoveries	3,166	111	1,981	38	—	5,296

Balance, end of period	$38,264	$28,721	$13,917	$2,125	$—	$83,027

Allowance on loans individually evaluated for impairment	$226	$449	$42	$163	$—	$880
Allowance on loans collectively evaluated for impairment	38,038	28,272	13,875	1,962	—	82,147

Loans, net of unearned income
Balance, end of period	$2,990,700	$2,450,667	$1,674,417	$290,040	$—	$7,405,824
Balance, end of period: Loans individually evaluated for impairment	28,052	4,401	315	1,703	—	34,471
Balance, end of period: Loans collectively evaluated for impairment	2,962,648	2,446,266	1,674,102	288,337	—	7,371,353
Balance, end of period: Loans acquired with deteriorated credit quality	55,856	3,470	5,035	330	—	64,691

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2011
Allowance for credit losses
Balance, beginning of period	$31,390	$16,473	$13,332	$1,265	$—	$62,460
(Reversal of) Provision for credit losses	6,809	9,533	3,847	(215)	—	19,974
Loans charged off	(7,656)	(471)	(6,673)	(222)	—	(15,022)
Recoveries	5,061	170	2,149	69	—	7,449

Balance, end of period	$35,604	$25,705	$12,655	$897	$—	$74,861

Allowance on loans individually evaluated for impairment	$1,874	$179	$—	$133	$—	$2,186
Allowance on loans collectively evaluated for impairment	33,730	25,526	12,655	764	—	72,675

Loans, net of unearned income
Balance, end of period	$2,591,013	$1,896,496	$1,282,966	$283,113	$—	$6,053,588
Balance, end of period: Loans individually evaluated for impairment	34,541	6,530	231	1,009	—	42,311
Balance, end of period: Loans collectively evaluated for impairment	2,556,472	1,889,966	1,282,735	282,104	—	6,011,277
Balance, end of period: Loans acquired with deteriorated credit quality	4,835	26,531	4,129	—	—	35,495

A summary of changes in the allowance for credit losses for covered loans, by loan portfolio type, for the years ended December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2012
Allowance for credit losses
Balance, beginning of period	$69,175	$9,788	$18,753	$21,184	$—	$118,900
(Reversal of) Provision for credit losses	4,970	964	811	323	—	7,068
Increase in FDIC loss share receivable	51,543	3,616	15,031	13,895	—	84,085
Transfer of balance to OREO	(11,202)	(2,993)	(825)	(11,323)	—	(26,343)
loans charged off	(13,631)	—	(9)	(1,513)	—	(15,153)
Recoveries	16	—	3	—	—	19

Balance, end of period	$100,871	$11,375	$33,764	$22,566	$—	$168,576

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	100,871	11,375	33,764	22,566	—	168,576

Loans, net of unearned income
Balance, end of period	$640,843	$87,051	$177,698	$187,164	$—	$1,092,756
Balance, end of period: Loans individually evaluated for impairment	—	—	—	—	—	—
Balance, end of period: Loans collectively evaluated for impairment	640,843	87,051	177,698	187,164	—	1,092,756
Balance, end of period: Loans acquired with deteriorated credit quality	167,742	2,757	22,914	20,232	—	213,645

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2011
Allowance for credit losses
Balance, beginning of period	$26,439	$6,657	$12,201	$28,343	$—	$73,640
(Reversal of) Provision for credit losses	6,762	392	971	(2,232)	—	5,893
Increase (decrease) in FDIC loss share receivable	50,079	2,899	7,188	(3,045)	—	57,121
Transfer of balance to OREO	(13,316)	(160)	(1,705)	(1,962)	—	(17,143)
Loans charged off	(1,073)	—	(42)	(22)	—	(1,137)
Recoveries	284	—	140	102	—	526

Balance, end of period	$69,175	$9,788	$18,753	$21,184	$—	$118,900

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	69,175	9,788	18,753	21,184	—	118,900

Loans, net of unearned income
Balance, end of period	$772,877	$108,738	$197,447	$255,387	$—	$1,334,449
Balance, end of period: Loans individually evaluated for impairment	—	—	—	—	—	—
Balance, end of period: Loans collectively evaluated for impairment	772,877	108,738	197,447	255,387	—	1,334,449
Balance, end of period: Loans acquired with deteriorated credit quality	54,691	4,169	29,473	35,794	—	124,127

Credit Quality

The Company’s investment in non-covered loans by credit quality indicator as of December 31, 2012 and 2011 is presented in the following tables. Because of the difference in the accounting for acquired loans, the tables below further segregate the Company’s non-covered loans receivable between loans acquired and loans that were not acquired. Loan discounts in the table below represent the adjustment of non-covered acquired loans to fair value at the time of acquisition, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. Asset risk classifications for commercial loans reflect the classification as of December 31, 2012 and 2011.

(Dollars in thousands)	Non-covered loans excluding acquired loans
	Commercial Real Estate Construction		Commercial Real Estate- Other		Commercial Business
Credit quality indicator by asset risk classification	2012	2011	2012	2011	2012	2011
Pass	$269,842	$249,669	$2,162,989	$1,689,455	$2,295,788	$1,729,279
Special Mention	16,767	18,274	40,547	62,868	21,640	46,225
Substandard	7,067	8,559	47,710	55,236	49,958	25,477
Doubtful	—	170	398	5,697	48	199

Total	293,676	276,672	2,251,644	1,813,256	2,367,434	1,801,180
Discount	—	—	—	—	—	—

Non-covered commercial loans, net	$293,676	$276,672	$2,251,644	$1,813,256	$2,367,434	$1,801,180

	Mortgage – Prime		Mortgage- Subprime
Credit risk by payment status	2012	2011	2012	2011
Current	$185,843	$271,534	$60,454	$—
Past due greater than 30 days	10,986	7,065	—	—

Total	196,829	278,599	60,454	—
Discount	—	—	—	—

Non-covered mortgage loans, net	$196,829	$278,599	$60,454	$—

	Indirect Automobile		Credit Card
Credit risk by payment status	2012	2011	2012	2011
Current	$320,148	$248,070	$51,117	$46,786
Past due greater than 30 days	2,818	2,385	605	977

Total	$322,966	$250,455	$51,722	$47,763

	Home Equity		Consumer - Other
Credit risk by payment status	2012	2011	2012	2011
Current	$991,766	$741,968	$201,161	$129,640
Past due greater than 30 days	8,872	8,774	981	1,119

Total	1,000,638	750,742	202,142	130,759
Discount	—	—	—	—

Non-covered consumer loans, net	$1,000,638	$750,742	$202,142	$130,759

(Dollars in thousands)	Non-covered acquired loans
	Commercial Real Estate Construction		Commercial Real Estate- Other		Commercial Business
Credit quality indicator by asset risk classification	2012	2011	2012	2011	2012	2011
Pass	$25,896	$51,510	$359,046	$360,598	$86,201	$94,760
Special Mention	2,410	9,138	28,185	53,503	2,159	7,870
Substandard	5,228	5,441	85,420	75,161	4,808	4,057
Doubtful	—	—	218	—	2,209	—

Total	33,534	66,089	472,869	489,262	95,377	106,687
Discount	(3,968)	(6,458)	(57,055)	(47,808)	(12,144)	(11,371)

Non-covered commercial loans, net	$29,566	$59,631	$415,814	$441,454	$83,233	$95,316

	Mortgage – Prime		Mortgage- Subprime
Credit risk by payment status	2012	2011	2012	2011
Current	$30,663	$4,145	$—	$—
Past due greater than 30 days	779	369	—	—

Total	31,442	4,514	—	—
Premium (discount)	1,315	—	—	—

Non-covered mortgage loans, net	$32,757	$4,514	$—	$—

	Indirect Automobile		Credit Card
Credit risk by payment status	2012	2011	2012	2011
Current	$4,698	$10,813	$—	$—
Past due greater than 30 days	321	439	—	—

Total	5,019	11,252
Premium (discount)	—	189	—	—

Non-covered consumer loans, net	$5,019	$11,441	$—	$—

	Home Equity		Consumer - Other
Credit risk by payment status	2012	2011	2012	2011
Current	$73,658	$73,822	$21,746	$16,067
Past due greater than 30 days	7,115	6,738	714	1,529

Total	80,773	80,560	22,460	17,596
Discount	(4,498)	(4,839)	(6,805)	(1,511)

Non-covered consumer loans, net	$76,275	$75,721	$15,655	$16,085

Credit quality information in the table above includes loans acquired at the gross loan balance, prior to the application of discounts, at December 31, 2012 and 2011.

The Company’s investment in covered loans by credit quality indicator as of December 31, 2012 and 2011 is presented in the following table. Loan discounts in the table below represent the adjustment of covered loans to fair value at the time of acquisition, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. The discounts for the December 31, 2011 period have been restated below to reflect the correction of the error discussed in Note 6 to these consolidated financial statements.

(Dollars in thousands)	Covered loans
December 31, 2012	Commercial
Credit quality indicator by asset risk classification	Real Estate- Construction	Real Estate- Other	Business	Total
Pass	$46,201	$201,261	$38,552	$286,014
Special Mention	9,888	65,498	8,600	83,986
Substandard	97,315	279,171	50,018	426,504
Doubtful	607	8,530	451	9,588

Total	$154,011	$554,460	$97,621	$806,092

Discount				(78,198)

Covered commercial loans, net				$727,894

	Mortgage
Credit risk by payment status	Prime	Subprime	Total
Current	$183,795	$—	$183,795
Past due greater than 30 days	52,379	—	52,379

Total	$236,174	$—	$236,174

Discount			(49,010)

Covered mortgage loans, net			$187,164

	Consumer and Other
Credit risk by payment status	Indirect Automobile	Credit Card	Home Equity	Other	Total
Current	$—	$841	$168,728	$1,155	$170,724
Past due greater than 30 days	—	65	65,997	1,523	67,585

Total	$—	$906	$234,725	$2,678	$238,309

Discount					(60,611)

Covered consumer loans, net					$177,698

(Dollars in thousands)	Covered loans
December 31, 2011	Commercial
Credit quality indicator by asset risk classification	Real Estate- Construction	Real Estate- Other	Business	Total
Pass	$59,936	$282,974	$72,563	$415,473
Special Mention	17,336	87,409	10,965	115,710
Substandard	169,726	349,155	61,268	580,149
Doubtful	705	22,636	4,082	27,423

Total	$247,703	$742,174	$148,878	$1,138,755

Discount				(257,140)

Covered commercial loans, net				$881,615

	Mortgage
Credit risk by payment status	Prime	Subprime	Total
Current	$233,305	$—	$233,305
Past Due greater than 30 days	94,553	—	94,553

Total	$327,858	$—	$327,858

Discount			(72,471)

Covered mortgage loans, net			$255,387

	Consumer and Other
Credit risk by payment status	Indirect Automobile	Credit Card	Home Equity	Other	Total
Current	$—	$875	$193,366	$4,880	$199,121
Past Due greater than 30 days	—	94	107,520	534	108,148

Total	$—	$969	$300,886	$5,414	$307,269

Discount					(109,822)

Covered consumer loans, net					$197,447

Impaired Loans

Information on the Company’s investment in impaired loans is presented in the following tables as of and for the periods indicated.

(Dollars in thousands)
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial Loans
Real Estate	$26,151	$26,151	$—	$34,682	$168
Business	1,824	1,824	—	2,621	33

With an allowance recorded
Mortgage Loans
Residential – Prime	$9,861	$10,070	$(209)	$7,955	$131
Residential – Subprime	—	—	—	—	—
Commercial Loans
Real Estate	3,464	3,663	(199)	3,678	123
Business	1,334	1,810	(476)	1,889	47
Consumer Loans
Indirect automobile	865	868	(3)	1,514	28
Credit card	413	424	(11)	372	—
Home equity	5,860	5,951	(91)	6,713	51
Other	307	310	(3)	601	5

Total
Mortgage Loans	$9,861	$10,070	(209)	$7,955	$131
Commercial Loans	32,773	33,448	(675)	42,870	371
Consumer Loans	7,445	7,553	(108)	9,200	84

(Dollars in thousands)
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial Loans
Real Estate	$32,267	$32,267	$—	$35,673	$173
Business	6,403	6,403	—	8,642	144

With an allowance recorded
Mortgage Loans
Residential – Prime	$4,763	$4,910	$(147)	$6,163	$30
Residential – Subprime	—	—	—	—	—
Commercial Loans
Real Estate	1,430	3,304	(1,874)	3,315	26
Business	40	219	(179)	423	5
Consumer Loans
Indirect automobile	987	994	(7)	1,399	40
Credit card	391	403	(12)	440	—
Home equity	4,826	4,873	(47)	5,014	59
Other	608	619	(11)	797	8

Total
Mortgage Loans	$4,763	$4,910	(147)	$6,163	$30
Commercial Loans	40,140	42,193	(2,053)	48,053	348
Consumer Loans	6,812	6,889	(77)	7,650	107

As of December 31, 2012 and 2011, the Company was not committed to lend additional funds to any customer whose loan was classified as impaired or as a troubled debt restructuring.